Condensed Consolidated Statements Of Equity (Unaudited) (Parenthetical) (JPY ¥)	6 Months Ended
	Sep. 30, 2014	Sep. 30, 2013
Cash dividends: Common stock, per share	¥ 9.00	¥ 7.00
Mitsubishi UFJ Financial Group Shareholders' Equity [Member] | Unappropriated Retained Earnings [Member]
Cash dividends: Common stock, per share	¥ 9.00	¥ 7.00
Mitsubishi UFJ Financial Group Shareholders' Equity [Member] | Unappropriated Retained Earnings [Member] | Preferred Stock, Class 5 [Member]
Cash dividends: Preferred stock, per share	¥ 57.50	¥ 57.50